Inventories - Summary of Inventories (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Inventories [Line Items]
Raw materials	₩ 3,654,341	₩ 3,601,188
Merchandise	512	234
Work-in-progress	180,220	148,067
Finished goods	27,254	42,070
Supplies	2,537,159	2,272,790
Inventories in transit	1,195,148	666,967
Other inventories	13,548	11,593
Total Inventories	7,608,182	6,742,909
Acquisition cost
Inventories [Line Items]
Raw materials	3,655,588	3,602,073
Merchandise	512	234
Work-in-progress	180,220	148,067
Finished goods	27,254	42,070
Supplies	2,541,028	2,280,682
Inventories in transit	1,195,148	666,967
Total Inventories	7,613,298	6,751,686
Valuation allowance
Inventories [Line Items]
Raw materials	(1,247)	(885)
Merchandise	0	0
Work-in-progress	0	0
Finished goods	0	0
Supplies	(3,869)	(7,892)
Inventories in transit	0	0
Other inventories	0	0
Total Inventories	₩ (5,116)	₩ (8,777)